Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts 02481

September 13, 2011

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-0506

Re:	Money Market Variable Account ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Depositor" or "Sun Life")
Registration Statement on Form N-4
Post-Effective Amendment No. 32 to Registration Statement on Form N-3
(File Nos. 33-19628 and 811-03563)

Commissioners:

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has enclosed herewith for filing on Form N-4 this Post-Effective Amendment No. 32 to the Registration Statement on Form N-3 of its Money Market Variable Account.  The above-caption registration statement registers an indefinite number of individual flexible payment deferred annuity contracts marketed as “Compass 3” contracts.

On August 19, 2011, MFS Variable Series Trust II (the “Trust”) filed a registration statement on Form N-14 (File No. 333-176396), describing the proposed reorganization of six of Depositor’s separate accounts (i.e., the Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, and Total Return Variable Account, collectively, the “Compass Separate Accounts”) from management investment companies (often referred to as “managed separate accounts”) into a single unit investment trust (“UIT”) that will invest its assets entirely in shares of certain portfolios of the Trust.  As a part of the reorganization, the portfolio securities and related liabilities of each Compass Separate Account (except for liabilities related to insurance obligations) will be transferred to a corresponding portfolio of the Trust in exchange for shares of the portfolio.  The details of the reorganization are contained in the Agreement and Plan of Reorganization, filed with the Trust’s Form N-14 registration statement.

In furtherance of the Agreement and Plan of Reorganization, earlier today, Depositor filed a Form N-4 registration statement (File Nos. 2-79141 and 811-03563) to convert the Money Market Separate Account currently filed as a managed separate on Form N-3 (File No. 811-03563) into a new unit investment trust (the “New UIT”) filed on Form N-4 under the same 811 file number.  The Money Market Variable Account will become one of the six sub-accounts of the New UIT.  The other five Compass Separate Accounts listed above will become the other five sub-accounts of the New UIT.  The prospectus included in the Form N-4 registration statement filed earlier today describes certain individual flexible payment deferred annuity contracts (the “Compass 2” contracts) (File No. 2-79141) that were initially registered on Form N-3 and are being re-registered under the New UIT.  The prospectus included in the Form N-4 registration statement filed herewith (File No. 33-19628) describes the Compass 3 contracts which were initially registered on Form N-3 and are also being re-registered under the New UIT.

Registrant intends file a post-effective amendment to the Registration Statement to respond to any Commission Staff comments.  At that time, Registrant will update the Registration Statement with the financial statements of the Depositor and Registrant, all required exhibits, and other required disclosure.

Should you have any questions regarding this filing, please contact the undersigned at (781) 263-6402, or Elizabeth B. Love of this office at (781) 263-6302.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President and Senior Counsel

cc:       Rebecca A. Marquigny, Esquire
Elizabeth B. Love, Esquire